Statement of Certification

Pursuant to Rule 497(j)

Calvert Management Series (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Proxy Statement/Prospectus and Statement of Additional Information dated March 1, 2023 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 333-269444), which was filed electronically on March 1, 2023 (Accession No. 0001193125-23-056287).

CALVERT MANAGEMENT SERIES

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date:	March 1, 2023